Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	$ 17.5
Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	5.8
Due 2015 | Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	1.5
Due Upon Milestone | Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	0.4
Due upon Notice | Venture Capital Funds
Commitments and Contingencies Disclosure [Line Items]
Capital commitments	3.9
PRC and U.S.
Commitments and Contingencies Disclosure [Line Items]
Rent expenses	12.0	11.0	10.5
China
Commitments and Contingencies Disclosure [Line Items]
Capital commitments relating to new construction projects and laboratory facility improvements	$ 49.1